Revenue and segment information - Analysis of revenue by product (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Revenue	£ 10,858	£ 9,545	£ 9,892
Oral Health
Disclosure of products and services [line items]
Revenue	2,957	2,724	2,745
Vitamins, Minerals and Supplements
Disclosure of products and services [line items]
Revenue	1,675	1,501	1,494
Pain Relief
Disclosure of products and services [line items]
Revenue	2,551	2,237	2,192
Respiratory Health
Disclosure of products and services [line items]
Revenue	1,579	1,132	1,298
Digestive Health and Other
Disclosure of products and services [line items]
Revenue	£ 2,096	£ 1,951	£ 2,163